UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2007
                                               ------------------

Check here if amendment    [ ]: Amendment Number: ___
This Amendment (Check one only.):   [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
Address: 1700 East Putnam Avenue
         Old Greenwich, CT 06870

 Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
Title:     Managing Member
Phone:     (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         November 14, 2007
---------------------------         -----------------         -----------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                --------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                        --------------------------
Form 13F Information Table Entry Total:         28
                                        --------------------------
Form 13F Information Table Value Total:         682810
                                        --------------------------
                                                (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-10619                   O'Malley, Jr., Thomas D.
         ---------                  -----------------------------------

                              TITLE
                               OF                 VALUE  SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER            CLASS     CUSIP   (x$1000) PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------       -----   ---------  ------- -------   ---   ----   -------  ----------  -------- -------- -------
ADC TELECOMMUNICATIONS        COM   000886309    19767   1008000  SH    CALL      X         1         1008000
ADVANCED MICRO DEVICES INC    COM   007903107    13200   1000000  SH              X         1         1000000
AK STL HLDG CORP              COM   001547108    52955   1204900  SH              X         1         1204900
AK STL HLDG CORP              COM   001547108    12038    273900  SH    CALL      X         1          273900
ALTRIA GROUP INC              COM   02209S103    22511    323766  SH              X         1          323766
ANDREW CORP                   COM   034425108    27865   2011900  SH              X         1         2011900
BLACKSTONE GROUP L P          COM   09253U108     5992    238900  SH              X         1          238900
CELGENE CORP                  COM   151020104    28073    393678  SH              X         1          393678
COMMSCOPE INC                 COM   203372107    35164    699920  SH              X         1          699920
COMMSCOPE INC                 COM   203372107     5024    100000  SH    CALL      X         1          100000
EQUINIX INC                   COM   29444U502    27050    305000  SH              X         1          305000
GENERAL CABLE CORP            COM   369300108    32218    480000  SH              X         1          480000
GENERAL MTRS CORP             COM   370442105    16882    460000  SH              X         1          460000
GEN-PROBE INC                 COM   36866T103     6293     94520  SH              X         1           94520
GENTEK INC                    COM   37245X203    17470    580779  SH              X         1          580779
KRAFT FOODS INC               COM   50075N104    63721   1846452  SH              X         1         1846452
MASTERCARD INC                CL A  57636Q104    55835    377341  SH              X         1          377341
MIRANT CORP                   COM   60467R100    39280    965589  SH              X         1          965589
NRG ENERGY INC                COM   629377508    16870    398905  SH              X         1          398905
NUCOR CORP                    COM   670346105     9991    168000  SH              X         1          168000
OCCIDENTAL PETE CORP DEL      COM   674599105    33642    525000  SH              X         1          525000
QUALCOMM INC                  COM   747525103    29491    697857  SH              X         1          697857
QUALCOMM INC                  COM   747525103    53666   1269900  SH    CALL      X         1         1269900
RESEARCH IN MOTION LTD        COM   760975102    13797    140001  SH              X         1          140001
SLM CORP                      COM   78442P106     4967    100000  SH    PUT       X         1          100000
SPIRIT AEROSYSTEMS HLDGS INC  CL A  848574109    16548    424951  SH              X         1          424951
SUNOCO INC                    COM   86764P109    12404    175246  SH              X         1          175246
UNITED STATES STL CORP NEW    COM   912909108    10096     95300  SH              X         1           95300

TOTAL                                           682810